UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL
OMB Number: 3235-0578
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__________

FORM N-Q
__________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21734

Registrant Name:	PIMCO Global StocksPLUS & Income Fund

Address of Principal Executive Offices:	1345 Avenue of the Americas,
New York, NY 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna
1345 Avenue of the Americas,
New York, NY 10105

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	March 31, 2009

Date of Reporting Period:	June 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
June 30, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
U.S. GOVERNMENT AGENCY SECURITIES—64.6%
	Fannie Mae,
$1,063	5.50%, 11/1/34, MBS (i)	Aaa/AAA	$1,052,297
915	5.50%, 1/1/35, MBS (i)	Aaa/AAA	903,122
7,069	5.50%, 2/1/48, MBS (i)	Aaa/AAA	6,881,428
8,136	5.50%, 4/1/48, MBS (i)	Aaa/AAA	7,919,988
5,697	5.50%, 6/1/48, MBS (i)	Aaa/AAA	5,545,969
7,569	6.00%, 3/1/30, MBS (i)	Aaa/AAA	7,678,493
7,160	6.00%, 5/25/31, CMO (i)	Aaa/AAA	7,365,402
662	6.00%, 10/1/35, MBS	Aaa/AAA	669,494
62	6.00%, 6/1/36, MBS	Aaa/AAA	62,614
710	6.00%, 7/1/36, MBS	Aaa/AAA	717,461
955	6.00%, 8/1/36, MBS	Aaa/AAA	965,143
2,631	6.00%, 9/1/36, MBS (i)	Aaa/AAA	2,657,875
1,307	6.00%, 10/1/36, MBS	Aaa/AAA	1,320,675
91	6.00%, 5/1/37, MBS	Aaa/AAA	91,517
26	6.00%, 6/1/37, MBS	Aaa/AAA	26,188
2,907	6.00%, 11/1/37, MBS (i)	Aaa/AAA	2,936,789
919	6.00%, 12/1/37, MBS	Aaa/AAA	928,072
462	6.00%, 1/1/38, MBS	Aaa/AAA	467,045
73	6.00%, 3/1/38, MBS	Aaa/AAA	73,518
3,766	6.00%, 5/1/38, MBS	Aaa/AAA	3,804,181
1,683	6.50%, 2/1/30, MBS (i)	Aaa/AAA	1,745,555
10	6.50%, 6/1/31, MBS	Aaa/AAA	10,484
159	6.50%, 9/1/31, MBS	Aaa/AAA	163,789
294	6.50%, 11/1/31, MBS	Aaa/AAA	303,196
473	6.50%, 7/1/32, MBS	Aaa/AAA	486,400
640	6.50%, 9/1/32, MBS	Aaa/AAA	656,123
825	6.50%, 2/25/33, CMO	Aaa/AAA	863,523
185	6.50%, 10/1/33, MBS	Aaa/AAA	191,788
492	6.50%, 12/1/33, MBS	Aaa/AAA	507,021
362	6.651%, 11/1/28, FRN, MBS	Aaa/AAA	371,977
1,041	6.95%, 8/25/21, CMO (i)	Aaa/AAA	1,102,943
723	7.00%, 8/25/21, CMO	Aaa/AAA	768,873
888	7.00%, 9/25/21, CMO	Aaa/AAA	944,391
179	7.00%, 12/25/23, CMO	Aaa/AAA	193,445
1,094	7.00%, 11/1/24, MBS (i)	Aaa/AAA	1,156,724
238	7.00%, 2/1/31, MBS	Aaa/AAA	250,201
186	7.00%, 6/25/32, CMO	Aaa/AAA	196,862
61	7.00%, 1/25/48, CMO	Aaa/AAA	64,230
90	7.50%, 7/25/22, CMO	Aaa/AAA	96,459
122	7.50%, 6/1/32, MBS	Aaa/AAA	128,244
22	7.50%, 10/1/32, MBS	Aaa/AAA	23,331
99	7.80%, 6/25/26, ABS, VRN	Aaa/AAA	100,780
237	8.00%, 3/25/21, CMO	Aaa/AAA	258,321
3,702	8.00%, 8/1/32, MBS (i)	Aaa/AAA	4,024,389
44	8.50%, 1/25/25, CMO	Aaa/AAA	47,062
1,066	10.70%, 8/25/22, CMO, FRN (b)(i)	Aaa/AAA	1,123,745
	Fannie Mae Whole Loan, CMO,
97	6.50%, 6/25/28	Aaa/AAA	101,834
1,759	7.50%, 2/25/42,VRN	Aaa/AAA	1,849,972
340	10.108%, 12/25/42, VRN	Aaa/AAA	373,135

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
June 30, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Freddie Mac,
$74	4.50%, 11/15/25, CMO	Aaa/AAA	$74,929
2,512	6.00%, 5/1/30, MBS (i)	Aaa/AAA	2,558,970
2,000	6.50%, 10/15/23, CMO (i)	Aaa/AAA	2,101,272
749	6.50%, 4/15/24, CMO	Aaa/AAA	789,246
2,733	6.50%, 6/15/31, CMO (i)	Aaa/AAA	2,846,605
3,013	6.50%, 8/15/31, CMO (i)	Aaa/AAA	3,156,607
4,355	6.50%, 2/15/32, CMO (i)	Aaa/AAA	4,572,092
935	6.50%, 2/1/34, MBS	Aaa/AAA	964,301
346	6.50%, 3/1/34, MBS	Aaa/AAA	355,722
562	6.50%, 5/1/34, MBS	Aaa/AAA	580,023
336	6.50%, 7/1/34, MBS	Aaa/AAA	345,113
2,681	6.50%, 7/1/34, MBS (i)	Aaa/AAA	2,767,939
152	6.50%, 8/1/34, MBS	Aaa/AAA	156,074
362	6.50%, 11/1/34, MBS	Aaa/AAA	371,675
4,936	6.50%, 4/1/35, MBS (i)	Aaa/AAA	5,125,006
10,038	6.50%, 2/1/36, MBS (i)	Aaa/AAA	10,387,308
1,839	6.50%, 11/1/37, MBS (i)	Aaa/AAA	1,897,390
8,670	6.50%, 12/1/37, MBS (i)	Aaa/AAA	8,947,513
642	6.95%, 7/15/21, CMO	Aaa/AAA	696,424
256	7.00%, 5/15/21, CMO	Aaa/AAA	272,217
98	7.00%, 12/15/21, CMO	Aaa/AAA	102,661
42	7.00%, 8/15/23, CMO	Aaa/AAA	44,424
100	7.00%, 6/15/29, CMO	Aaa/AAA	106,927
4,897	7.00%, 6/15/31, CMO (i)	Aaa/AAA	5,123,310
2,494	7.00%, 8/1/36, MBS (i)	Aaa/AAA	2,591,848
35	7.50%, 2/15/23, CMO	Aaa/AAA	37,067
977	7.50%, 9/15/30, CMO (i)	Aaa/AAA	1,030,657
29	7.50%, 1/15/31, CMO	Aaa/AAA	29,676
120	8.00%, 3/15/23, CMO	Aaa/AAA	130,171
338	8.50%, 5/17/10, MBS	Aaa/AAA	344,232
23	9.50%, 4/15/20, CMO	Aaa/AAA	23,930
	Freddie Mac Structured Pass Through Securities, CMO,
127	6.50%, 7/25/43	Aaa/AAA	130,557
1,870	7.00%, 7/25/32, VRN	Aaa/AAA	1,920,720
	Total U.S. Government Agency Securities (cost—$130,259,734)		130,754,674

CORPORATE BONDS & NOTES—23.8%
Airlines—3.0%
2,500	American Airlines, Inc., 6.817%, 11/23/12	Ba1/BB+	2,175,000
1,407	Continental Airlines, Inc., 8.048%, 5/1/22	Baa2/BBB+	1,322,966
680	United Air Lines, Inc., 6.201%, 3/1/10	Ba2/BBB	670,298
2,432	United Air Lines, Inc., 6.636%, 1/2/24	Baa2/BBB	2,016,509
			6,184,773
Automotive—0.4%
1,000	Tenneco Automotive, Inc., 8.625%, 11/15/14	B3/B	887,500

Banking—0.7%
1,500	UBS AG, 5.875%, 12/20/17	Aa1/AA-	1,463,820

Financial Services—8.4%
2,700	C10 Capital SPV Ltd., 6.722%, 12/31/16 (f)	NR/BBB-	2,509,650
4,600	General Electric Capital Corp., 4.625%, 9/15/66, FRN (a)(d)	Aa1/AA+	6,097,028
2,000	General Motors Acceptance Corp. LLC, 6.00%, 12/15/11	B2/B	1,377,650

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
June 30, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
$2,000	Osiris Capital PLC, 7.713%, 1/15/10, FRN (a)(b)(d)	Ba1/BB+	$2,016,545
5,000	Teco Finance, Inc., 6.75%, 5/1/15 (a)(d)	Baa3/BB+	5,061,260
			17,062,133
Healthcare & Hospitals—0.8%
	HCA, Inc.,
1,000	6.375%, 1/15/15	Caa1/B-	835,000
700	9.25%, 11/15/16	B2/BB-	722,750
			1,557,750

Insurance—0.5%
1,000	Foundation Re II Ltd., 9.445%, 11/26/10, FRN (a)(b)(d)	NR/BB+	1,007,792

Metals & Mining—1.4%
	Vale Overseas Ltd.,
1,250	6.25%, 1/11/16	Baa3/BBB	1,228,154
700	6.25%, 1/23/17	Baa3/BBB	681,701
1,000	6.875%, 11/21/36	Baa3/BBB	935,613
			2,845,468

Oil & Gas—2.2%
4,000	Gazprom AG, 9.625%, 3/1/13	A3/BBB	4,436,200

Paper/Paper Products—1.2%
	Georgia-Pacific Corp. (a)(d),
500	7.00%, 1/15/15	Ba3/BB-	472,500
2,000	7.125%, 1/15/17	Ba3/BB-	1,890,000
			2,362,500

Printing/Publishing—0.1%
500	RH Donnelley Corp., 8.875%, 1/15/16	B3/B-	302,500

Retail—1.4%
2,830	CVS Lease Pass Through, 5.88%, 1/10/28 (a)(d)	Baa2/BBB+	2,743,680

Utilities—3.7%
2,000	Dynegy Holdings, Inc., 8.375%, 5/1/16	B2/B	1,950,000
	Nevada Power Co.,
2,500	6.50%, 5/15/18	Baa3/BB+	2,564,410
3,000	6.65%, 4/1/36	Baa3/BB+	2,916,687
			7,431,097
	Total Corporate Bonds & Notes (cost—$50,978,666)		48,285,213

MORTGAGE-BACKED SECURITIES—17.2%
212	Bear Stearns Asset Backed Securities, 5.00%, 1/25/34, CMO	Aaa/AAA	187,396
1,699	Charlotte Gateway Village LLC, 6.41%, 12/1/16, CMO (a)(d)(e)	NR/AA+	1,642,137
	Countrywide Alternative Loan Trust, CMO,
135	2.883%, 3/25/34, FRN	Aaa/AAA	127,584
301	6.25%, 9/25/34	Aaa/AAA	262,545
2,453	6.50%, 7/25/35	Aaa/AAA	2,254,344
	Countrywide Home Loan Mortgage Pass Through Trust, CMO, FRN,
262	2.883%, 8/25/18	NR/AAA	258,533
399	2.943%, 9/25/34	Aaa/AAA	298,898
225	2.983%, 3/25/34	Aaa/NR	217,247

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
June 30, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	First Horizon Asset Securities, Inc., CMO, FRN,
$173	2.983%, 3/25/18	NR/AAA	$172,752
483	5.113%, 10/25/34	Aaa/NR	466,798
1,834	6.197%, 2/25/36	Aaa/AAA	1,416,308
24	7.001%, 12/27/32	Aaa/AAA	23,757
301	First Republic Mortgage Loan Trust, 2.771%, 8/15/32, CMO, FRN	Aaa/AAA	272,155
2,629	GSMPS Mortgage Loan Trust, 7.00%, 6/25/43, CMO (a)(d)	NR/NR	2,598,642
	Harborview Mortgage Loan Trust, CMO, FRN,
38	2.753%, 3/19/35	Aaa/AAA	29,341
369	4.943%, 11/19/34	Aaa/AAA	347,792
¥118,848	JLOC 36 LLC, 1.188%, 2/28/16, CMO, FRN (a)(d)	NR/NR	1,109,943
$1,712	JP Morgan Alternative Loan Trust, 7.00%, 12/25/35, CMO	NR/AAA	1,559,872
3,135	MASTR Reperforming Loan Trust, 8.00%, 7/25/35, CMO	Aaa/AAA	3,305,144
560	Multi-Family Capital Access One, Inc., 8.82%, 1/15/24, CMO, VRN	NR/NR	592,624
	Nomura Asset Acceptance Corp., CMO,
68	2.873%, 10/25/34, FRN	Aaa/AAA	64,414
1,784	7.50%, 3/25/34 (a)(d)	Aaa/AAA	1,684,416
544	Provident Funding Mortgage Loan Trust, 4.040%, 4/25/34, CMO, VRN	Aaa/AAA	541,580
2,888	Residential Accredit Loans, Inc., 6.00%, 8/25/35, CMO	NR/AAA	2,629,769
	Residential Asset Securitization Trust, CMO,
570	2.933%, 2/25/34, FRN (i)	NR/AAA	507,878
3,380	6.00%, 3/25/37	NR/AAA	2,991,358
784	Residential Funding Mortgage Sec. I, 2.883%, 7/25/18, CMO, FRN	NR/AAA	778,862
40	SACO I, Inc., 7.00%, 8/25/36, CMO (a)(d)(e)	Aaa/NR	39,413
	Sequoia Mortgage Trust, CMO, FRN,
141	2.862%, 10/20/27	Aaa/AAA	124,197
148	2.882%, 10/20/27	Aaa/AAA	142,217
482	6.037%, 8/20/34	Aaa/AAA	441,999
35	6.330%, 9/20/32	Aaa/AAA	33,508
	Structured Adjustable Rate Mortgage Loan Trust, CMO,
403	4.26%, 3/25/34, VRN	Aaa/AAA	394,599
696	5.194%, 5/25/35, FRN	Aaa/AAA	593,043
3,761	Structured Asset Securities Corp., 7.50%, 10/25/36, CMO (a)(d)(i)	Aaa/AAA	3,924,657
	Washington Mutual, Inc., CMO,
525	4.585%, 4/25/35, VRN	Aaa/AAA	520,729
14	4.928%, 6/25/42, FRN	Aaa/AAA	12,626
52	4.928%, 8/25/42, FRN	Aaa/AAA	46,652
2,099	6.50%, 11/25/18	NR/AAA	2,094,087
51	6.544%, 1/25/33, FRN	Aaa/AAA	49,031
75	Wells Fargo MBS Trust, 3.542%, 9/25/34, CMO, FRN	Aaa/AAA	74,179
	Total Mortgage-Backed Securities (cost—$36,481,334)		34,833,026

ASSET-BACKED SECURITIES—11.6%
586	ACE Securities Corp., 5.733%, 4/25/35, FRN (a)(d)	Caa1/CCC	19,802
1,816	Aircraft Certificate Owner Trust, 6.455%, 9/20/22 (a)(d)	Aaa/AAA	1,881,605
1,142	Ameriquest Mortgage Securities, Inc., 8.108%, 2/25/33, FRN	Ca/CCC	154,264
	Bear Stearns Asset Backed Securities Trust,
1,156	3.483%, 10/25/37, FRN	Aaa/AAA	955,478
2,443	5.624%, 7/25/36, VRN (i)	NR/AAA	2,003,720
	Bear Stearns Second Lien Trust, FRN (a)(d),
1,500	3.283%, 12/25/36	Aa1/BB+	303,186
1,000	4.983%, 12/25/36, Ser. B2	Baa2/CC	116,361
489	4.983%, 12/25/36, Ser. B3	Ba3/CC	52,619
1,600	4.983%, 12/25/36, Ser. B4	B1/CC	125,297
27	Cendant Mortgage Corp., 5.988%, 7/25/43, VRN (a)(d)	NR/NR	25,609

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
June 30, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
$2,000	Citibank Omni Master Trust, 3.581%, 12/23/13, FRN (a)(d)	Aaa/AAA	$2,017,945
8	Countrywide Asset-Backed Certificates, 2.763%, 4/25/34, FRN	Aaa/AAA	7,061
	Countrywide Home Equity Loan Trust, FRN,
111	2.691%, 4/15/30	Baa3/BB-	57,732
69	2.691%, 1/15/34	Baa3/BB-	42,352
318	CS First Boston Mortgage Securities Corp., 4.833%, 8/25/32, FRN	Ba3/CCC	73,347
1,521	Denver Arena Trust, 6.94%, 11/15/19 (a)(d)	NR/NR	1,453,793
	Green Tree Financial Corp.,
4,131	6.22%, 3/1/30	NR/BBB	3,726,352
1,118	6.53%, 4/1/30, VRN	Ba3/NR	1,021,038
2,635	6.53%, 2/1/31, VRN	NR/B-	2,159,102
2,422	6.81%, 12/1/27, VRN	Ba1/BBB	2,357,133
2,000	GSAMP Trust, 2.633%, 10/25/36, FRN (b)	Aaa/B	747,806
	Long Beach Mortgage Loan Trust, FRN,
667	3.908%, 3/25/32	A1/NR	516,629
779	4.133%, 3/25/32	Ba3/NR	320,320
350	Master Asset Backed Securities Trust, 2.813%, 3/25/35, FRN	Aa1/AA+	342,855
2,283	Oakwood Mortgage Investors, Inc., 6.34%, 4/15/29	Ba1/NR	2,132,991
828	Residential Asset Mortgage Products, Inc., 2.603%, 10/25/36, FRN	Aaa/AAA	788,489
2,400	TABS Ltd., 3.875%, 2/12/47, CDO, FRN (a)(b)(d)(e)	Ca/CC	96,620
68	Wachovia Asset Securitization, Inc., 2.913%, 12/25/32, FRN	Aaa/AAA	52,166
	Total Asset-Backed Securities (cost—$30,054,959)		23,551,672

SENIOR LOANS (a)(c)—7.4%
Automotive Products—0.8%
1,970	Ford Motor Corp., 5.48%, 12/15/13, Term B		1,594,469

Commercial Products—0.3%
	Hertz Corp.,
111	2.801%, 12/21/12		105,417
581	4.23%, 12/21/12, Term B		551,583
32	4.24%, 12/21/12, Term B		29,950
			686,950

Computer Services—0.2%
486	SunGard Data Systems, Inc., 4.508%, 2/11/13		461,662

Entertainment—0.4%
490	MGM Studios, 6.051%, 4/8/12, Term B		403,375
	Warner Music Group, Inc., Term B,
44	4.481%, 2/28/11		41,584
126	4.483%, 2/28/11		119,328
105	4.638%, 2/28/11		99,301
104	4.92%, 2/28/11		98,307
105	5.085%, 2/28/11 (b)		99,301
			861,196
Financial Services—1.8%
2,977	Chrysler Financial Corp., 6.78%, 8/3/12		2,466,114
1,250	Shackleton Crean Event Management, 10.438%, 8/1/08 (b)		1,231,250
			3,697,364

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
June 30, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
Healthcare & Hospitals—2.3%
	DaVita, Inc., Term B,
$65	3.89%, 10/5/12		$62,282
454	3.89%, 10/5/12		437,329
21	4.00%, 10/5/12		19,757
44	4.14%, 10/5/12		42,336
29	4.18%, 10/5/12		28,224
358	4.20%, 10/5/12		344,786
29	4.22%, 10/5/12		28,224
2,955	HCA, Inc., 5.051%, 11/18/13		2,779,411
837	HealthSouth Corp., 5.29%, 2/2/13		794,631
			4,536,980

Paper/Paper Products—1.4%
	Georgia-Pacific Corp., Term B,
286	4.399%, 12/20/12		270,223
2,429	4.446%, 12/20/12		2,296,897
211	4.551%, 12/20/12		199,290
			2,766,410

Waste Disposal—0.2%
	Allied Waste North America, Inc.,
74	3.98%, 3/28/14, Term B		73,581
64	4.09%, 3/28/14, Term B		63,936
109	4.57%, 3/28/14, Term B		108,083
151	4.60%, 3/28/14		149,843
			395,443
	Total Senior Loans (cost—$16,362,438)		15,000,474

SOVEREIGN DEBT OBLIGATIONS—2.9%
Ukraine—2.9%
	Republic of Ukraine,
2,000	6.391%, 8/5/09, FRN	B1/B+	2,030,000
2,000	6.875%, 3/4/11	B1/BB-	1,982,800
2,000	7.65%, 6/11/13	B1/BB-	1,950,000
	Total Sovereign Debt Obligations (cost—$6,218,531)		5,962,800

MUNICIPAL BONDS & NOTES—0.9%
West Virginia—0.9%
1,970	Tobacco Settlement Finance Auth. Rev.,
	7.467%, 6/1/47, Ser. A (cost—$1,852,179)	Baa3/BBB	1,759,880

SHORT-TERM INVESTMENTS—24.7%
U.S. Treasury Bills (g)—16.7%
34,000	1.66%-1.93%, 8/28/08-9/25/08 (cost—$33,868,424)		33,814,004

Corporate Notes—4.2%
Financial Services—3.7%
	General Motors Acceptance Corp. LLC,
2,500	3.926%, 5/15/09, FRN	B1/B+	2,351,260

PIMCO Global StocksPLUS & Income Fund Schedule of Investments
June 30, 2008 (unaudited)
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
$125	4.25%, 3/15/09	B1/B+	$114,576
5,000	VTB Capital S.A., 3.384%, 8/1/08, FRN (a)(d)	A2/BBB+	4,956,250
			7,422,086
Insurance—0.5%
1,000	Mystic Re Ltd., 8.982%, 12/5/08, FRN (a)(b)(d)	NR/BB+	978,900
	Total Corporate Notes (cost—$8,620,110)		8,400,986

Commercial Paper—3.0%
Financial Services—3.0%
	Societe Generale NA,
2,300	2.65%, 8/8/08	P-1/A-1+	2,293,567
700	2.86%, 8/6/08	P-1/A-1+	697,998
3,200	Westpac Securities Ltd., 2.77%, 9/18/08 (a)(b)(d)	P-1/A-1+	3,180,128
	Total Commercial Paper (cost—$6,172,113)		6,171,693

Repurchase Agreements—0.8%
1,637	State Street Bank & Trust Co.,
	dated 6/30/08, 1.65%, due
	7/1/08, proceeds $1,637,075;
	collateralized by Freddie Mac
	Discount Note, 2.762%, due
	12/15/08, valued at $1,673,813
	including accrued interest (cost—$1,637,000)		1,637,000
	Total Short-Term Investments (cost—$50,297,647)		50,023,683

Contracts/
Notional
Amount
OPTIONS PURCHASED (h)—1.8%
	Call Options—0.5%
235,000,000	9-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
	strike rate 3.60%, expires 2/23/09		1,014,025

	Put Options—1.3%
235,000,000	9-Year Interest Rate Swap (OTC),
	Pay 3-Month USD-LIBOR Floating Rate Index,
	strike rate 5.80%, expires 2/23/09		1,373,034
279	S&P 500 Index (CME),
	strike price $1,260, expires 7/18/08		1,213,650
			2,586,684
	Total Options Purchased (cost—$5,980,944)		3,600,709

	Total Investments before options written (cost—$328,486,432)—154.9%		313,772,131

OPTIONS WRITTEN (h)—(0.2)%
	Call Options—(0.2)%
279	S&P 500 Index (CME),
	strike price $1,330, expires 7/18/08 (premiums received—$1,906,254)		(446,400)

	Total Investments net of options written (cost—$326,580,178)—154.7%		313,325,731
	Other liabilities in excess of other assets—-(54.7)%		(110,767,294)
	Net Assets—100.0%		$202,558,437

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees or persons acting at their discretion pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund's investments in senior floating rate loans (“Senior Loans”) for which a secondary market exists are valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $60,496,602, representing 29.87% of net assets.
(b)	Illiquid security.
(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the "LIBOR" or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of Senior Loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on June 30, 2008.
(d)	144A Security—Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(e)	Securities with an aggregate value of $1,778,170, representing 0.88% of net assets, have been fair-valued using methods as described above.
(f)	Perpetual maturity security. Maturity date shown is the first call date. Interest rate is fixed until the first call date and variable thereafter.
(g)	All or partial amount segregated as collateral for swaps.
(h)	Non-income producing.
(i)	All or partial amount segregated as collateral for reverse repurchase agreements.

Glossary:
€—Euro
¥—Japanese Yen
ABS—Asset-Backed Securities
CDO—Collateralized Debt Obligation
CME—Chicago Mercantile Exchange
CMO—Collateralized Mortgage Obligation
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on June 30, 2008.
LIBOR—London Inter-Bank Offered Rate
MBS—Mortgage-Backed Security
NR—Not Rated
OTC—Over-the-Counter
VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on June 30, 2008.

Other Investments:
(1) Futures contracts outstanding at June 30, 2008:

		Market
		Value	Expiration	Unrealized
Type	Contracts	(000)	Date	Depreciation
Long: S&P 500 Index	196	$62,774	9/18/08	$(3,971,450)
E-mini S&P 500 Index	423	27,095	9/19/08	(1,667,678)
				$(5,639,128)
The Fund pledged $14,061,000 in cash as collateral for futures contracts.

(2) Transactions in options written for the three months ended June 30, 2008:

	Contracts	Premiums
Options outstanding, March 31, 2008	302	$2,879,706
Options written	883	6,130,199
Options terminated in closing purchase transactions	(906)	(7,103,651)
Options outstanding, June 30, 2008	279	$1,906,254

(3) Credit default swap contracts outstanding at June 30, 2008:

			Payments
	Notional Amount		Received	Unrealized
Swap Counterparty/	Payable on Default	Termination	(Paid)	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Bank of America:
Long Beach Mortgage Loan Trust	$738	7/25/33	4.50%	$(631,117)
Barclays Bank:
Dow Jones CDX	2,484	6/20/12	0.787%	(60,383)
Federation of Russia	4,900	7/20/11	1.65%	(42,232)
Bear Stearns:
ABS Home Equity Index	3,000	5/25/46	(2.42)%	2,633,467
Indymac Home Equity Loan	1,654	6/25/30	(0.45)%	709,522
Citigroup:
CIFC	1,000	10/20/20	(2.15)%	245,760
Dow Jones CDX	4,968	6/20/12	0.63%	(121,127)
CS First Boston:
ABS Home Equity Index	1,000	8/25/37	0.09%	(187,612)
ABS Home Equity Index	9,000	8/25/37	0.15%	(1,786,921)
Samis	800	3/20/09	2.30%	(791)
Deutsche Bank:
AIG	2,000	3/20/13	2.10%	(4,312)
Dow Jones CDX	5,000	12/20/10	(0.65)%	426,598
Dow Jones CDX	2,000	6/20/12	1.035%	(201,037)
Goldman Sachs:
ABS Home Equity Index	3,000	5/25/46	2.42%	(2,599,292)
CIFC 2006 1A B2L	500	10/20/20	(4.50)%	148,809
CIFC 2006 1A B2L	1,500	10/11/21	(5.00)%	412,630
HSBC Bank:
Republic of Ukraine	5,000	4/20/09	0.70%	(37,951)
JPMorgan Chase:
ABS Home Equity Index	3,000	5/25/46	2.42%	(2,606,993)
Lennar	2,000	12/20/12	5.40%	(91,522)
Merrill Lynch	5,000	3/20/17	(0.40)%	538,777
Qwest	1,000	9/20/10	4.20%	9,398
Windstream	3,000	6/20/12	1.05%	(144,837)
Lehman Brothers:
ABX	1,000	7/25/45	0.54%	(13,830)
Federal Republic of Brazil	6,000	6/20/16	2.68%	498,301
Morgan Stanley Dean Witter Capital I	5,000	12/20/16	(0.34)%	490,382
Merrill Lynch & Co.:
ABS Home Equity Index	1,000	5/25/46	0.11%	(127,193)
Dow Jones CDX	2,484	6/20/12	0.91%	(43,921)
Dow Jones CDX	1,000	6/20/12	1.058%	(99,728)
Morgan Stanley:
Aegis Asset-Backed Securities Trust	1,272	6/25/34	(1.15)%	1,172,135
Biomet	4,000	9/20/12	2.95%	79,810
Federal Republic of Brazil	2,000	6/20/15	4.23%	339,278
Federation of Russia	5,000	6/20/15	1.52%	96,799
Gazprom Capital	3,000	12/20/08	1.38%	7,682
Indymac Home Equity Loan	1,654	6/25/30	1.50%	(674,428)
Morgan Stanley Dean Witter Capital I	593	8/25/32	2.15%	(550,977)
Republic of Panama	5,000	6/20/15	2.75%	324,838
Republic of Peru	5,000	6/20/15	2.90%	443,469
United Mexican States	5,000	6/20/15	1.40%	46,233
UBS:
Aegis Asset-Backed Securities Trust	1,272	6/25/34	1.50%	(1,166,325)
				$(2,568,641)

(4) Interest rate swap agreements outstanding at June 30, 2008:
			Rate Type		Unrealized
	Notional Amount	Termination	Payments Made	Payments Received	Appreciation
Swap Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)
Barclays Bank	$43,500	12/17/18	5.00%	3-Month USD-LIBOR	$(944,870)
Barclays Bank	289,600	6/21/25	3-Month USD-LIBOR	5.00%	(5,481,947)
Barclays Bank	280,000	12/17/25	5.00%	3-Month USD-LIBOR	(4,188,514)
Morgan Stanley	43,100	12/17/18	5.00%	3-Month USD-LIBOR	(123,889)
Morgan Stanley	8,400	12/17/18	5.00%	BRL-CDI-Compounded	(68,218)
Royal Bank of Scotland	421,100	2/25/18	3.60%	3-Month USD-LIBOR	(4,100,561)
Royal Bank of Scotland	421,100	2/25/18	3-Month USD-LIBOR	5.80%	9,129,236
					$(5,778,763)
BRL—Brazilian Real
CDI—Inter-bank Deposit Certificate
LIBOR - London Inter-Bank Offered Rate

(5) Total Return swap contracts outstanding at June 30, 2008:

	Fund	Fund	Termination	Notional	Unrealized
Swap Counterparty	Receives	Pays	Date	Amount	Depreciation
Barclays Bank	MSCI Daily	3 Month LIBOR	10/31/08	$128,999,986	$(20,048,278)
	Total Return EAFE	plus 0.25%

The Fund received $12,500,000 par value in U.S. Treasury Bills as collateral for swap contracts.

EAFE – Europe and Australasia, Far East Equity Index LIBOR – London Inter-Bank Offered MSCI – Morgan Stanley Capital International

(6) Forward foreign currency contracts outstanding at June 30, 2008:

	U.S. $ Value Origination Date	U.S. $ Value June 30, 2008	Unrealized Depreciation
Sold:
4,387,000 Euro settling 7/24/08	$6,827,795	$6,903,308	$(75,513)
160,000,000 Japanese Yen settling 7/28/08	1,484,230	1,511,780	(27,550)
			$(103,063)

(7) Open reverse repurchase agreements at June 30, 2008:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Par
Lehman Brothers	2.45%	6/12/08	7/14/08	$97,196,518	$97,071,000

Details of underlying collateral for open reverse repurchase agreements at June 30, 2008, as reflected in the Schedule of Investments:

Counterparty	Description	Rate	Maturity Date	Par	Market Value
Lehman Brothers	Fannie Mae	5.50%	11/1/34	$1,063,115	$1,052,297
	Fannie Mae	5.50%	1/1/35	914,867	903,122
	Fannie Mae	5.50%	2/1/48	7,069,204	6,881,428
	Fannie Mae	5.50%	4/1/48	8,136,103	7,919,988
	Fannie Mae	5.50%	6/1/48	5,697,304	5,545,969
	Fannie Mae	6.00%	3/1/30	7,568,746	7,678,493
	Fannie Mae	6.00%	5/25/31	7,160,221	7,365,402
	Fannie Mae	6.00%	9/1/36	1,677,749	1,695,280
	Fannie Mae	6.00%	11/1/37	676,927	683,857
	Fannie Mae	6.50%	2/1/30	1,683,457	1,745,555
	Fannie Mae	6.95%	8/25/21	1,040,888	1,102,943
	Fannie Mae	7.00%	11/1/24	1,093,923	1,156,724
	Fannie Mae	8.00%	8/1/32	3,702,220	4,024,389
	Fannie Mae	10.70%	8/25/22	1,066,250	1,123,745
	Freddie Mac	6.00%	5/1/30	2,512,306	2,558,970
	Freddie Mac	6.50%	10/15/23	2,000,000	2,101,272
	Freddie Mac	6.50%	6/15/31	2,733,064	2,846,605
	Freddie Mac	6.50%	8/15/31	3,012,782	3,156,607
	Freddie Mac	6.50%	2/15/32	4,354,696	4,572,092
	Freddie Mac	6.50%	7/1/34	2,681,189	2,767,939
	Freddie Mac	6.50%	4/1/35	4,936,141	5,125,006
	Freddie Mac	6.50%	2/1/36	10,037,751	10,387,308
	Freddie Mac	6.50%	11/1/37	1,838,535	1,897,390
	Freddie Mac	6.50%	12/1/37	8,669,972	8,947,513
	Freddie Mac	7.00%	6/15/31	4,897,378	5,123,310
	Freddie Mac	7.00%	8/1/36	2,493,660	2,591,848
	Freddie Mac	7.50%	9/15/30	976,859	1,030,657
					$101,985,709

Fair Value Measurements–Effective April 1, 2008, the Fund adopted Financial Accounting Standards` Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the period ended June 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: multi-dimensional relational pricing model.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at June 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$767,250	$(5,639,128)
Level 2 - Other Significant Observable Inputs	310,780,311	(29,377,790)
Level 3 - Significant Unobservable Inputs	1,778,170	879,045
Total	$313,325,731	$(34,137,873)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of June 30, 2008, were as follows:

	Investments in Securities	Other Financial Instruments
Beginning balance, 3/31/08	$8,498,734	$(2,919,355)
Net purchases (sales) and settlements	(307,530)	—
Accrued discounts (premiums)	(1,798)	—
Total realized and unrealized gain (loss)	(482,860)	3,798,400
Transfers in and/or out of Level 3	(5,928,376)	—
Ending balance, 6/30/08	$1,778,170	$879,045

Item 1. Schedule of Investments

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

          (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Global StocksPLUS & Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 21, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 21, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 21, 2008